Label	Element	Value
Direxion Daily FTSE Europe Bull 3X Shares
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Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily FTSE Europe Bull 3X Shares (EURL)

Supplement dated June 23, 2016 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved a change in the investment objective, investment strategy and underlying index of the Direxion Daily FTSE Europe Bull 3X Shares (the “Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily FTSE Europe Bull 3X Shares
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In addition, in the summary section of the Fund’s Summary Prospectus and on page 107 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the period from December 31, 2012 (the inception date of the Index) through December 31, 2015 was 14.75%. The Index’s highest volatility rate for any one calendar year for the period from December 31, 2012 through December 31, 2015 was 17.17% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the period from December 31, 2012 through December 31, 2015 was 5.67%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Also, in the summary section of the Fund’s Summary Prospectus under “Principal Investment Risks,” and in the statutory Prospectus under “Additional Information Regarding Principal Risks” on page 611, the Industrials Sector Risk is removed for the Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 22, 2016, all descriptions of the Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective August 22, 2016, the underlying index for the Fund will change as shown in the table below and all references to the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the New Index:

Fund Name	Current Index	New Index
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe Index	FTSE Developed Europe All Cap Index

Effective August 22, 2016, all descriptions of the Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

FTSE Developed Europe All Cap Index

The Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. As of May 31, 2016, the Index consisted of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of May 31, 2016, the Index had an average market capitalization of $7.1 billion and a median market capitalization of $1.9 billion. As of May 31, 2016, the Index included companies with capitalizations ranging from $63 million to $227.7 billion. As of May 31, 2016, the Index was concentrated in the financials sector.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more information, please contact the Funds at (866) 476-7523. Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.